Regulatory Assets and Liabilities (ROE of NSPI) (Details) - CAD ($) $ in Millions			12 Months Ended
	Nov. 29, 2016	Jul. 19, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Public Utilities, General Disclosures [Line Items]
Phase-in Plan, Amount of Costs Deferred for Rate-making Purposes					$ 53
Regulatory Liabilities					2,610	$ 2,468
Regulatory Assets					$ 1,569	$ 1,411
Public Utilities Act of Nova Scotia [Member] | Scenario, Forecast [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Settlement Amount				$ 111
Nova Scotia Power Inc. [Member] | Fuel Adjustment Mechanism Asset [Member]
Public Utilities, General Disclosures [Line Items]
Regulated common equity component					40.00%
Nova Scotia Power Inc. [Member] | Rate Stability Plan fuel costs for 2017 through 2019 [Member] | Fuel Adjustment Mechanism Asset [Member]
Public Utilities, General Disclosures [Line Items]
Approved average annual increase	1.50%	1.10%
Nova Scotia Power Inc. [Member] | Public Utilities Act of Nova Scotia [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Settlement Amount, Minimum Contribution Amount				10	$ 10
Nova Scotia Power Inc. [Member] | Minimum [Member] | Fuel Adjustment Mechanism Asset [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage					8.75%
Nova Scotia Power Inc. [Member] | Maximum [Member] | Fuel Adjustment Mechanism Asset [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage					9.25%
NSP Maritime Link Inc. [Member] | Nova Scotia Power Inc. [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Settlement Amount, Actual Contribution Amount					$ 17
NSP Maritime Link Inc. [Member] | Scenario, Forecast [Member] | Nova Scotia Power Inc. [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Settlement Amount, Actual Contribution Amount			$ 53	$ 36
NSP Maritime Link Inc. [Member] | Public Utilities Act of Nova Scotia [Member] | Nova Scotia Power Inc. [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities refunds payable to customers					2
Public Utilities, Settlement Amount					$ 96